Note 5 - Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Life Insurance, Corporate or Bank Owned [Text Block]

NOTE 5:             BANK OWNED LIFE INSURANCE

The Company has purchased Bank owned life insurance on certain key members of management. Such policies are recorded at their cash surrender value, or the amount that can be realized. The increase in cash surrender value in excess of the single premium paid is reported as other noninterest income. The balance at December 31, 2014 and 2013 was $14,417,220 and $14,043,697, respectively.